Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
12.	INTANGIBLE ASSETS

The carrying amounts of each class of intangible assets were as follows:

	December 31,	December 31,
	2019	2020
Licenses	$-	$-
Computer software	2,845	160
	$2,845	$160

For the year ended December 31, 2019

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2019	$23,073,400	$43,070	$23,116,470
Addition (Disposal)	-	-	-
Balance at December 31, 2019	$23,073,400	$43,070	$23,116,470
Accumulated amortization and impairment
Balance at January 1, 2019	$-	$35,878	$35,878
Amortization expenses	-	4,347	4,347
Impairment losses recognized	23,073,400	-	23,073,400
Balance at December 31, 2019	$23,073,400	$40,225	$23,113,625
Carrying amounts At December 31, 2019, net	$-	$2,845	$2,845

For the year ended December 31, 2020

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2020	$23,073,400	$43,070	$23,116,470
Addition (Disposal)	-	-	-
Balance at December 31, 2020	$23,073,400	$43,070	$23,116,470
Accumulated amortization and impairment
Balance at January 1, 2020	$23,073,400	$40,225	$23,113,625
Amortization expenses	-	2,685	2,685
Balance at December 31, 2020	$23,073,400	$42,910	$23,116,310
Carrying amount At December 31, 2020, net	$-	$160	$160

The intangible assets, namely licenses, include the acquisitions in August 2016 of ASLAN005 from Exploit Technologies Pte Ltd. (“ETPL”) and in January 2018 of exclusive and worldwide rights to develop, manufacture and commercialize varlitinib from Array Biopharma Inc. (“Array”), respectively. The information related to these license agreements is further disclosed in Note 17.

On July 5, 2019, the Company decided not to engage in further development of the licensed intellectual property for ASLAN005 from ETPL. The agreement relating to the research collaboration with ETPL’s P53 Laboratory was terminated on September 3, 2019. As a result, the Company carried out a review of the recoverable amount of ASLAN005 and determined that the carrying amount of $73,400 was fully impaired for the year ended December 31, 2019.

On November 11, 2019, the Company announced that the global pivotal clinical trial testing varlitinib in biliary tract cancer did not meet its primary endpoints. As a result, the Company decided to stop investing in the further development of varlitinib at this time and the estimated future cash flows expected to arise from the drug decreased. The Company carried out a review of the recoverable amount of varlitinib and determined that the carrying amount of $23 million was not recoverable. The review led to the recognition of an impairment loss of $23 million for the year ended December 31, 2019.

Though the Company may decide to conduct exploratory research in the future, no resources have been allocated for its development and there is no guarantee that resources will be allocated in the future.

Computer software is amortized on a straight-line basis over the estimated useful life of 3 years.